Long-term debt-Term loans-Additional Information (Details) (USD $)	6 Months Ended							11 Months Ended	6 Months Ended					0 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended		7 Months Ended			6 Months Ended			12 Months Ended				6 Months Ended			9 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]	Jun. 30, 2014 Loan for the acquisition of the vessel Maersk Kokura [Member]	Jun. 30, 2014 Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]	Jun. 30, 2014 Loan for the acquisition of the vessel Cosco Beijing [Member]	Jun. 30, 2014 Loan for the acquisition of the vessel Cosco Guangzhou [Member]	Nov. 19, 2010 Loan available for draw down (Vessels: MSC Romanos, MSC Methoni, MSC Ulsan, Koroni and Kyparissia) [Member]	Jun. 30, 2014 Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]	Jun. 30, 2014 Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]	Jun. 30, 2014 Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]	Jun. 30, 2014 Loan for the acquisition of the vessel MSC Koroni (ex.Koroni) (tranche d) [Member]	Jun. 30, 2014 Loan for the acquisition of the vessel Kyparissia (tranche e) [Member]	Jan. 14, 2011 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of H1068A, H1069A and H1070A - MSC Azov Hull H1068A (tranche a)	Dec. 31, 2013 Loan for the acquisition and construction of H1068A, H1069A and H1070A - MSC Ajaccio Hull H1069A (tranche b)	Dec. 31, 2013 Loan for the acquisition and construction of H1068A, H1069A and H1070A - MSC Amalfi Hull H1070A (tranche c)	Apr. 07, 2011 Loan for the acquisition and construction of S4010 and S4011 [Member]	Jun. 30, 2014 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]	Jun. 30, 2014 Loan for acquisition and construction of two hulls - MSC Athens [Member]	Jun. 30, 2014 Loan for the acquisition and construction of S4010 and S4011 - MSC Athos (S4011) [Member]	Aug. 16, 2011 Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 (Drawdowns) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (Drawdowns) [Member]	Jun. 30, 2014 Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche a [Member]	Jun. 30, 2014 Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche b [Member]	Jun. 30, 2014 Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche c [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Oct. 12, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Dec. 31, 2013 Loan for the acquisition and construction of S4021 and S4023 (Drawdowns) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (Drawdowns) [Member]	Jun. 30, 2014 Loan for the acquisition and construction of S4021 and S4023 - Value [Member]	Jun. 30, 2014 Loan for the acquisition and construction of S4021 and S4023 - Valence [Member]	Jun. 30, 2014 Loan to partly finance the agreegate market value of eleven vessels [Member]	Oct. 06, 2011 Loan to partly finance the agreegate market value of eleven vessels [Member]	Apr. 11, 2014 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the vessel Neapolis. [Member]	Jun. 29, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Jun. 30, 2014 Loan to partly finance the agreegate market value of eleven vessels - Sale of Konstantina [Member]	Jun. 30, 2014 Long-term debt [Member]	Dec. 31, 2013 Long-term debt [Member]	Jun. 30, 2014 Interest expense (including swap interest and interest capitalized) [Member]	Jun. 30, 2013 Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 150,000,000	$ 75,000,000	$ 150,000,000	$ 90,000,000	$ 90,000,000		$ 38,500,000	$ 42,000,000	$ 21,000,000	$ 7,470,000	$ 7,470,000
Line of Credit Facility Initiation Date			May 2008	January 2008	December 2007	June 2006	February 2006
Line of Credit Facility Remaining Borrowing Capacity								120,000,000						203,343,000				140,000,000							229,200,000							152,800,000						120,000,000	9,000,000	11,300,000
Percentage of the vessels contract price available for draw down																		70.00%
Draw down amount up to the end of the period															48,765,000	48,765,000	48,765,000			80,220,000	26,740,000	26,740,000			22,920,000	168,080,000	38,200,000				15,280,000		106,960,000	30,560,000				113,700,000	9,000,000	11,300,000
Draw down date																						April 2011			August 26, 2011						October 25, 2011							March 2012	April 2014	August 2012
Delivery date															January 14, 2014	March 14, 2014	April 28, 2014						March 14, 2013	April 8, 2013				June 3, 2013	August 5, 2013	November 8, 2013					June 25, 2013	September 2, 2013
Date of loan repayment												May 21, 2014																													May 2014
Maximum borrowing capacity per vessel			75,000,000		75,000,000
Debt Instrument Carrying Amount			96,000,000	43,000,000	84,000,000	52,500,000	50,000,000		27,913,000	31,500,000	16,275,000	0	3,735,000						124,787,000									71,306,400	71,306,400	73,853,200					70,942,800	72,307,100	102,510,000
Loan repayment due to sale of vessels																																									6,495,000
Amount of full debt repayment												4,202,000
Available period for draw down								18 months
Number of outstanding installments			8	8	7	9	8		21	22	23		4	40					14									24	24	26					24	25	17
Line of Credit Facility Frequency of Payments			semiannual	semiannual	semiannual	semiannual	semiannual		quarterly	quarterly	quarterly		quarterly	quarterly					semi-annual									quarterly	quarterly	quarterly					quarterly	quarterly	quarterly
Line of Credit Periodic Payment of Principal			4,500,000		6,000,000	2,500,000	2,500,000		962,500	1,050,000	525,000		466,900	1,412,000					4,456,700									1,273,400	1,273,400	1,273,400					1,364,300	1,364,300
Balloon payment			60,000,000	10,000,000	42,000,000	30,000,000	30,000,000		7,700,000	8,400,000	4,200,000		1,867,400						62,392,700									40,744,800	40,744,800	40,744,800					38,199,600	38,199,600	48,205,000
Line of Credit Final Payment of Principal														12,713,000
Line of Credit Payment of Principal remaining period			November 2014 to May 2018	August 2014 to February 2018	December 2014 to December 2017	August 2014 to August 2018	August 2014 to February 2018		August 2014 to August 2019	July 2014 to October 2019	August 2014 to February 2020		August 2014 to May 2015						July 2014 to January 2021									July 2014 to April 2020	September 2014 to June 2020	August 2014 to November 2020					September 2014 to June 2020	August 2014 to August 2020	September 2014 to December 2018
Term loans additional information																																										The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Loan interest rates range																																										1.03%-6.75%	1.25%-6.75%
Weighted average interest rates																																										4.20%	4.30%
Interest expense excluding amortization																																												41,008,000	37,535,000
Interest costs capitalized	(1,795,000)	(5,863,000)																																										1,795,000	5,863,000
Interest capitalized Advances for vessel acquisitions																																												(1,306,000)	(4,002,000)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	$ 489,000	$ 1,861,000																																										$ (489,000)	$ (1,861,000)